Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Trade and other accounts receivable, Current	$ 3,711,141	$ 3,234,935
Derivative instruments , current	32,689	86,465
Other current financial assets	312,030	230,279
Trade and other accounts receivable, Non-current	724,851	578,524
Derivative instruments, non-current	171,905	29,635
Other non-current financial assets	3,473,176	2,790,863
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	2,483	37,420
Other current financial assets	156,174	119,704
Total Current	158,657	157,124
Derivative instruments, non-current	48,426	148
Other non-current financial assets	3,004,421	2,493,609
Total Non-Current	3,052,847	2,493,757
Total	3,211,504	2,650,881
Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets [Line Items]
Trade and other accounts receivable, Current	3,784,900	3,281,885
Other current financial assets	123,167	24,110
Total Current	3,908,067	3,305,995
Trade and other accounts receivable, Non-current	724,877	578,556
Other non-current financial assets	294,695	267,351
Total Non-Current	1,019,572	845,907
Total	4,927,639	4,151,902
Hedging financial derivatives [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	30,206	49,045
Total Current	30,206	49,045
Derivative instruments, non-current	123,479	29,487
Total Non-Current	123,479	29,487
Total	153,685	78,532
Other Comprehensive Income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	2,155	268
Total Non-Current	2,155	268
Total	2,155	268
Financial assets at fair value through other comprehensive income	2,155	268
Other Comprehensive Income [Member] | Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 2,155	$ 268